Leases - Income from Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Lease liabilities [abstract]
Vehicle leasing revenue	$ 3,287	$ 3,060	$ 7,493	$ 7,934